VANECK MORNINGSTAR WIDE MOAT FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Number
of Shares Value
COMMON STOCKS: 99.7%
Banks : 5.3%
Bank of America Corp. 10,958 $ 415,527
US Bancorp 16,993 759,587
Wells Fargo & Co. 7,463 432,556
1,607,670
Capital Goods : 11.9%
Allegion plc 5,980 805,566
Emerson Electric Co. 3,791 429,975
Honeywell International, Inc. 1,804 370,271
Huntington Ingalls Industries,
Inc. 1,362 396,982
Lockheed Martin Corp. 833 378,907
Masco Corp. 5,294 417,591
RTX Corp. 8,046 784,726
3,584,018
Commercial & Professional Services : 5.1%
Equifax, Inc. 2,837 758,954
TransUnion 9,795 781,641
1,540,595
Consumer Discretionary Distribution &
Retail : 3.4%
Amazon.com, Inc. * 2,087 376,453
Etsy, Inc. * 9,482 651,603
1,028,056
Consumer Durables & Apparel : 2.0%
NIKE, Inc. 6,607 620,926
Underline
Consumer Services : 1.2%
Starbucks Corp. 3,938 359,894
Underline
Financial Services : 8.8%
Berkshire Hathaway, Inc. * 943 396,550
Charles Schwab Corp. 10,697 773,821
Intercontinental Exchange, Inc. 2,966 407,617
MarketAxess Holdings, Inc. 3,040 666,520
The Bank of New York Mellon
Corp. 7,059 406,740
2,651,248
Food, Beverage & Tobacco : 7.2%
Altria Group, Inc. 16,501 719,774
Campbell Soup Co. 16,033 712,667
PepsiCo, Inc. 2,213 387,297
Philip Morris International, Inc. 3,958 362,632
2,182,370
Health Care Equipment & Services : 7.6%
Medtronic Plc 8,416 733,454
Veeva Systems, Inc. * 3,463 802,343
Zimmer Biomet Holdings, Inc. 5,732 756,509
2,292,306
Household & Personal Products : 3.9%
Estee Lauder Cos, Inc. 5,034 775,991
Number
of Shares Value
Household & Personal Products (continued)
Kenvue, Inc. 18,429 $ 395,486
1,171,477
Materials : 6.6%
Corteva, Inc. 14,260 822,374
Ecolab, Inc. 1,760 406,384
International Flavors &
Fragrances, Inc. 9,093 781,907
2,010,665
Media & Entertainment : 6.6%
Alphabet, Inc. * 5,352 807,777
Comcast Corp. 16,593 719,307
Walt Disney Co. 3,772 461,542
1,988,626
Pharmaceuticals, Biotechnology & Life
Sciences : 14.1%
Agilent Technologies, Inc. 5,038 733,079
Biogen, Inc. * 3,092 666,728
Bristol-Myers Squibb Co. 13,274 719,849
Gilead Sciences, Inc. 9,218 675,219
Pfizer, Inc. 24,446 678,376
Thermo Fisher Scientific, Inc. 670 389,411
Waters Corp. * 1,138 391,734
4,254,396
Semiconductors & Semiconductor
Equipment : 3.8%
Microchip Technology, Inc. 4,119 369,516
Teradyne, Inc. 6,957 784,958
1,154,474
Software & Services : 9.7%
Adobe, Inc. * 663 334,550
Autodesk, Inc. * 1,438 374,484
Fortinet, Inc. * 5,072 346,468
Microsoft Corp. 900 378,648
Roper Technologies, Inc. 670 375,763
Salesforce, Inc. 1,324 398,762
Tyler Technologies, Inc. * 1,684 715,717
2,924,392
Technology Hardware & Equipment : 1.2%
Keysight Technologies, Inc. * 2,355 368,275
Underline
Transportation : 1.3%
CH Robinson Worldwide, Inc. 5,013 381,690
Underline
Total Common Stocks
(Cost: $26,437,095) 30,121,078
MONEY MARKET FUND: 0.2%
(Cost: $67,672)
Invesco Treasury Portfolio -
Institutional Class 67,672 67,672
Underline
Total Investments: 99.9%
(Cost: $26,504,767) 30,188,750
Other assets less liabilities: 0.1% 41,915
NET ASSETS: 100.0% $ 30,230,665

VANECK MORNINGSTAR WIDE MOAT FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Footnotes:
* Non-income producing